Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.895%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,830,987.08

Principal:
Principal Collections	$16,437,458.94
Prepayments in Full	$7,864,421.15
Liquidation Proceeds	$358,910.45
Recoveries	$39,994.12
Sub Total	$24,700,784.66
Collections	$26,531,771.74

Purchase Amounts:
Purchase Amounts Related to Principal	$256,733.77
Purchase Amounts Related to Interest	$872.68
Sub Total	$257,606.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,789,378.19

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,789,378.19
Servicing Fee	$574,032.95	$574,032.95	$0.00	$0.00	$26,215,345.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,215,345.24
Interest - Class A-2a Notes	$92,834.04	$92,834.04	$0.00	$0.00	$26,122,511.20
Interest - Class A-2b Notes	$30,908.03	$30,908.03	$0.00	$0.00	$26,091,603.17
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$25,739,103.17
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$25,585,809.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,585,809.17
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$25,532,929.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,532,929.42
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$25,493,304.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,493,304.09
Regular Principal Payment	$23,017,672.79	$23,017,672.79	$0.00	$0.00	$2,475,631.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,475,631.30
Residual Released to Depositor	$0.00	$2,475,631.30	$0.00	$0.00	$0.00
Total		$26,789,378.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,017,672.79
Total					$23,017,672.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,853,325.50	$61.64	$92,834.04	$0.34	$16,946,159.54	$61.98
Class A-2b Notes	$6,164,347.29	$61.64	$30,908.03	$0.31	$6,195,255.32	$61.95
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$23,017,672.79	$21.88	$722,041.15	$0.69	$23,739,713.94	$22.57

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$117,264,053.89	0.4289102	$100,410,728.39	0.3672667
Class A-2b Notes	$42,891,021.91	0.4289102	$36,726,674.62	0.3672667
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$618,485,075.80	0.5878409	$595,467,403.01	0.5659637

Pool Information
Weighted Average APR	3.296%	3.286%
Weighted Average Remaining Term	46.14	45.31
Number of Receivables Outstanding	35,171	34,539
Pool Balance	$688,839,540.86	$663,606,004.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$644,238,624.60	$620,842,448.77
Pool Factor	0.6126722	0.5902288

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount*	$9,954,090.07
Yield Supplement Overcollateralization Amount	$42,763,555.72
Targeted Overcollateralization Amount	$68,138,601.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,138,601.48

*Memo: Due to an administrative error, the Targeted Credit Enhancement Amount was overstated by $21,042,554.99 (2% of the initial adjusted pool balance) on each prior investor report. It is correct in this report. The Targeted Credit Enhancement Amount is provided in the monthly investor reports for information only. It is not used in any calculations, so the error did not impact the Targeted Overcollateralization Amount or any payments.

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$316,012.06
(Recoveries)		32	$39,994.12
Net Loss for Current Collection Period			$276,017.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4808%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3880%
Second Prior Collection Period			0.8671%
Prior Collection Period			0.8077%
Current Collection Period			0.4898%
Four Month Average (Current and Prior Three Collection Periods)			0.6382%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,327	$3,585,530.68
(Cumulative Recoveries)			$179,262.45
Cumulative Net Loss for All Collection Periods			$3,406,268.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3030%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,701.98
Average Net Loss for Receivables that have experienced a Realized Loss			$2,566.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.18%	368	$7,829,856.98
61-90 Days Delinquent	0.17%	43	$1,109,910.72
91-120 Days Delinquent	0.03%	9	$209,100.50
Over 120 Days Delinquent	0.04%	10	$245,778.49
Total Delinquent Receivables	1.42%	430	$9,394,646.69

Repossession Inventory:
Repossessed in the Current Collection Period		35	$686,136.06
Total Repossessed Inventory		49	$1,167,093.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1726%
Prior Collection Period			0.2019%
Current Collection Period			0.1795%
Three Month Average			0.1846%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2358%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer